Intangible Assets Subject to Amortization (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,319,004	¥ 1,302,341
Accumulated amortization	(769,705)	(718,169)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	304,686	285,563
Accumulated amortization	(190,151)	(151,089)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	29,401	28,573
Accumulated amortization	(6,677)	(4,523)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	31,903	31,697
Accumulated amortization	(13,054)	(9,996)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	114,333	127,359
Accumulated amortization	(84,640)	(91,904)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	451,738	457,453
Accumulated amortization	(295,854)	(289,561)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	225,623	200,475
Accumulated amortization	(88,816)	(72,883)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,387	30,778
Accumulated amortization	(27,174)	(23,681)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	60,036	45,158
Accumulated amortization	(11,272)	(7,496)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	68,897	95,285
Accumulated amortization	¥ (52,067)	¥ (67,036)